UNAUDITED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net income		$ 227,889
Adjustments to reconcile net cash used in operating activities:
Interest earned on investment held in Trust Account		(658,994)
Changes in operating assets and liabilities:
Prepaid expenses		(166,984)
Accounts payable and accrued expenses		32,779
Income tax payable		127,633
Franchise tax payable		51,216
Net cash used in operating activities		(386,461)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account		(115,000,000)
Net cash used in investing activities		(115,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note- related party	250,000
Proceeds from sale of public units through public offering		115,000,000
Proceeds from sale of private placement units		3,435,000
Repayment of promissory note to related party		(250,000)
Payment of underwriters’ commissions		(2,300,000)
Payment of deferred offering costs		(339,802)
Net cash provided by financing activities	250,000	115,545,198
Net change in cash	250,000	158,737
Cash, March 8, 2021 (inception)		196,000
Cash, end of the period	250,000	354,737
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption		106,030,000
Deferred underwriting fee		4,025,000
Remeasurement of common stock to redemption value		$ 15,865,772